Critical accounting estimates and judgments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets
Amortization	¥ 162,121,000	¥ 302,774,000	¥ 282,697,000
Preferential income tax rate	15.00%
Expiration period	10 years
Original cost	¥ 570,436,000	687,194,000	917,063,000
Gross carrying amount
Disclosure of detailed information about intangible assets
Original cost	2,228,669,000	2,193,000,000
Application And Platform [Member]
Disclosure of detailed information about intangible assets
Carrying amount	¥ 191,070,000	257,118,000
Application And Platform [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets
Useful life	3 years
Useful life for 2 years | Application And Platform [Member]
Disclosure of detailed information about intangible assets
Amortization	¥ 196,209,000	184,392,000	388,259,000
Useful life	2 years
Useful life for 5 years | Application And Platform [Member]
Disclosure of detailed information about intangible assets
Amortization	¥ 78,484,000	¥ 160,381,000	¥ 155,303,000
Useful life	5 years